Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share

15.Earnings Per Share

The computation of earnings per share follows (in thousands, except per share data):

		Net Income
For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2015
	Earnings	$110,274	16,870	$6.54
	Dilutive stock options	-	394
	Nonvested stock awards	-	158
	Diluted earnings	$110,274	17,422	$6.33

2014
	Earnings	$99,317	17,165	$5.79
	Dilutive stock options	-	412
	Nonvested stock awards	-	149
	Conversion of Notes and impact of warrants outstanding	-	114
	Diluted earnings	$99,317	17,840	$5.57

2013
	Earnings	$77,227	18,199	$4.24
	Dilutive stock options	-	278
	Nonvested stock awards	-	108
	Diluted earnings	$77,227	18,585	$4.16

During 2015,  422,000 stock options were excluded from the computation of diluted earnings per share as their exercise prices were greater than the average market price during most of the year.  During 2014,  411,000 stock options were also excluded.  During 2013,  358,000 stock options were also excluded.

In 2014, diluted earnings per share was impacted by the issuance of 249,000 shares of capital stock under the conversion feature of our 1.875% Senior Convertible Notes (the “Notes”) on May 15, 2014.  The dilutive impact of this conversion feature for 2014 was 102,000 shares.

At the time we issued the Notes, as discussed in Note 3, we also sold warrants for the right to purchase approximately 2,477,000 Chemed shares in the future.  During the quarter ended June 30, 2014, we settled these warrants with one counterparty representing half of the total warrants issued for $2.6 million.  The amount paid was recorded as an adjustment to paid-in capital.   During the third quarter of 2014, Chemed’s stock price exceeded the exercise price of the remaining outstanding sold warrants resulting in the Company, on December 8, 2014, issuing 35,166 of Capital shares to the other counterparty in full settlement of the warrants.  Pursuant to authoritative guidance, the settlement of the sold warrants were accounted for as an equity transactions.    The dilutive impact of the warrants was 12,000 shares for the year ended December 31, 2014.